Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Office equipment	1,005,558	1,005,558	140,469
Mechanical equipment	1,059,178	1,059,178	147,959
Electronic and other equipment	1,684,135	1,713,829	239,408
Vehicles	43,982	43,982	6,144
Subtotal	3,792,853	3,822,547	533,980
Less: accumulated depreciation	(3,209,052)	(3,325,567)	(464,556)
Total	583,801	496,980	69,424

Depreciation expense for the six months ended June 30, 2024 and 2025 amounted to RMB 434,622 and RMB 116,515 (USD 16,219), respectively.